UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: June 30, 2019

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	June 30, 2019

CLEARBRIDGE

DIVIDEND STRATEGY FUND

Beginning in January 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the Fund intends to no longer mail paper copies of the Fund’s shareholder reports like this one, unless you specifically request paper copies of the reports from the Fund or from your Service Agent or financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. If you have not already elected e-delivery, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting your Service Agent or, if you are a direct shareholder with the Fund, by calling 1-877-721-1926.

You may elect to receive all future reports in paper free of charge. If you invest through a Service Agent, you can contact your Service Agent to request that you continue to receive paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account at that Service Agent. If you are a direct shareholder with the Fund, you can call the Fund at 1-877-721-1926, or write to the Fund by regular mail at Legg Mason Funds, P.O. Box 9699, Providence, RI 02940-9699 or by express, certified or registered mail to Legg Mason Funds, 4400 Computer Drive, Westborough, MA 01581 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account held directly with the fund complex.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks dividend income, growth of dividend income and long-term capital appreciation.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of ClearBridge Dividend Strategy Fund for the six-month reporting period ended June 30, 2019. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 26, 2019

II	ClearBridge Dividend Strategy Fund

Performance review

For the six months ended June 30, 2019, Class A shares of ClearBridge Dividend Strategy Fund, excluding sales charges, returned 19.41%. The Fund’s unmanaged benchmark, the S&P 500 Index1, returned 18.54% for the same period. The Lipper Equity Income Funds Category Average2 returned 14.52% over the same time frame.

Performance Snapshot as of June 30, 2019 (unaudited)
(excluding sales charges)	6 months
ClearBridge Dividend Strategy Fund:
Class 1[3]	19.55%
Class A	19.41%
Class C	18.97%
Class FI	19.39%
Class R	19.15%
Class I	19.57%
Class IS	19.58%
S&P 500 Index	18.54%
Lipper Equity Income Funds Category Average	14.52%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated April 29, 2019, the gross total annual fund operating expense ratios for Class 1, Class A, Class C, Class FI, Class R, Class I and Class IS shares were 0.77%, 1.06%, 1.75%, 1.07%, 1.38%, 0.74% and 0.68%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

[1]	The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

[2]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2019, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 551 funds in the Fund’s Lipper category, and excluding sales charges, if any.

[3]

The Fund’s Class 1 shares are closed to all purchases and incoming exchanges. Investors owning Class 1 shares may continue to maintain their then-current Class 1 shares, but are no longer permitted to add to their Class 1 share positions (excluding reinvestment of dividends and distributions).

ClearBridge Dividend Strategy Fund	III

Performance review (cont’d)

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 26, 2019

RISKS: Equity securities are subject to price and market fluctuations. International investments are subject to special risks including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Real estate investment trusts (“REITs”) are closely linked to the performance of the real estate markets. REITs are subject to illiquidity, credit and interest rate risks. Small-and mid-cap stocks involve greater risks and volatility than large-cap stocks. Dividends are not guaranteed, and a company may reduce or eliminate its dividend at any time. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

IV	ClearBridge Dividend Strategy Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of June 30, 2019 and December 31, 2018. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

‡	Represents less than 0.1%.

ClearBridge Dividend Strategy Fund 2019 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2019 and held for the six months ended June 30, 2019.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class 1	19.55%	$1,000.00	$1,195.50	0.77%	$4.19	Class 1	5.00%	$1,000.00	$1,020.98	0.77%	$3.86
Class A	19.41	1,000.00	1,194.10	1.05	5.71	Class A	5.00	1,000.00	1,019.59	1.05	5.26
Class C	18.97	1,000.00	1,189.70	1.76	9.56	Class C	5.00	1,000.00	1,016.07	1.76	8.80
Class FI	19.39	1,000.00	1,193.90	0.99	5.39	Class FI	5.00	1,000.00	1,019.89	0.99	4.96
Class R	19.15	1,000.00	1,191.50	1.37	7.44	Class R	5.00	1,000.00	1,018.00	1.37	6.85
Class I	19.57	1,000.00	1,195.70	0.73	3.97	Class I	5.00	1,000.00	1,021.17	0.73	3.66
Class IS	19.58	1,000.00	1,195.80	0.68	3.70	Class IS	5.00	1,000.00	1,021.42	0.68	3.41

2	ClearBridge Dividend Strategy Fund 2019 Semi-Annual Report

[1]	For the six months ended June 30, 2019.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

ClearBridge Dividend Strategy Fund 2019 Semi-Annual Report	3

Schedule of investments (unaudited)

June 30, 2019

ClearBridge Dividend Strategy Fund

Security	Shares	Value
Common Stocks — 95.7%
Communication Services — 8.0%
Diversified Telecommunication Services — 1.9%
Verizon Communications Inc.	2,171,356	$124,049,568
Entertainment — 1.9%
Walt Disney Co.	875,860	122,305,091
Interactive Media & Services — 1.5%
Alphabet Inc., Class C Shares	92,220	99,681,520	*
Media — 2.7%
Comcast Corp., Class A Shares	4,141,000	175,081,480
Total Communication Services		521,117,659
Consumer Discretionary — 5.7%
Automobiles — 1.3%
General Motors Co.	2,236,830	86,185,060
Hotels, Restaurants & Leisure — 1.6%
McDonald’s Corp.	507,300	105,345,918
Specialty Retail — 2.8%
Home Depot Inc.	875,000	181,973,750
Total Consumer Discretionary		373,504,728
Consumer Staples — 11.9%
Beverages — 3.8%
Anheuser-Busch InBev SA/NV, ADR	1,527,060	135,160,081
Coca-Cola Co.	2,171,530	110,574,308
Total Beverages		245,734,389
Food & Staples Retailing — 2.4%
Sysco Corp.	642,290	45,422,749
Walmart Inc.	975,180	107,747,638
Total Food & Staples Retailing		153,170,387
Food Products — 3.7%
Mondelez International Inc., Class A Shares	2,158,470	116,341,533
Nestle SA, ADR	1,225,000	126,665,000
Total Food Products		243,006,533
Household Products — 2.0%
Procter & Gamble Co.	1,200,000	131,580,000
Total Consumer Staples		773,491,309
Energy — 7.3%
Energy Equipment & Services — 0.9%
Schlumberger Ltd.	1,412,460	56,131,160
Oil, Gas & Consumable Fuels — 6.4%
Enbridge Inc.	2,500,193	90,206,963
Exxon Mobil Corp.	868,109	66,523,193

See Notes to Financial Statements.

4	ClearBridge Dividend Strategy Fund 2019 Semi-Annual Report

ClearBridge Dividend Strategy Fund

Security	Shares	Value
Oil, Gas & Consumable Fuels — continued
Kinder Morgan Inc.	6,439,190	$134,450,287
Williams Cos. Inc.	4,437,390	124,424,416
Total Oil, Gas & Consumable Fuels		415,604,859
Total Energy		471,736,019
Financials — 17.2%
Banks — 6.5%
Bank of America Corp.	3,866,720	112,134,880
JPMorgan Chase & Co.	1,243,000	138,967,400
PNC Financial Services Group Inc.	662,250	90,913,680
US Bancorp	1,475,000	77,290,000
Total Banks		419,305,960
Capital Markets — 4.0%
BlackRock Inc.	152,000	71,333,600
Blackstone Group Inc., Class A Shares	4,300,000	191,006,000
Total Capital Markets		262,339,600
Diversified Financial Services — 1.6%
Berkshire Hathaway Inc., Class B Shares	500,000	106,585,000	*
Insurance — 5.1%
American International Group Inc.	2,112,650	112,561,992
MetLife Inc.	2,287,055	113,598,022
Travelers Cos. Inc.	713,270	106,648,130
Total Insurance		332,808,144
Total Financials		1,121,038,704
Health Care — 8.3%
Health Care Providers & Services — 1.5%
UnitedHealth Group Inc.	395,400	96,481,554
Pharmaceuticals — 6.8%
Johnson & Johnson	985,127	137,208,488
Merck & Co. Inc.	1,925,000	161,411,250
Pfizer Inc.	1,813,580	78,564,286
Zoetis Inc.	591,680	67,149,763
Total Pharmaceuticals		444,333,787
Total Health Care		540,815,341
Industrials — 10.8%
Aerospace & Defense — 4.2%
Raytheon Co.	684,434	119,009,384
United Technologies Corp.	1,166,040	151,818,408
Total Aerospace & Defense		270,827,792
Air Freight & Logistics — 1.5%
United Parcel Service Inc., Class B Shares	925,000	95,524,750

See Notes to Financial Statements.

ClearBridge Dividend Strategy Fund 2019 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

June 30, 2019

ClearBridge Dividend Strategy Fund

Security	Shares	Value
Commercial Services & Supplies — 2.1%
Waste Management Inc.	1,175,000	$135,559,750
Industrial Conglomerates — 1.3%
3M Co.	501,530	86,935,210
Road & Rail — 1.7%
Union Pacific Corp.	655,000	110,767,050
Total Industrials		699,614,552
Information Technology — 13.1%
Communications Equipment — 0.8%
Cisco Systems Inc.	930,000	50,898,900
IT Services — 3.8%
Mastercard Inc., Class A Shares	525,000	138,878,250
Visa Inc., Class A Shares	650,000	112,807,500
Total IT Services		251,685,750
Semiconductors & Semiconductor Equipment — 2.0%
Intel Corp.	650,000	31,115,500
Texas Instruments Inc.	860,060	98,700,485
Total Semiconductors & Semiconductor Equipment		129,815,985
Software — 4.1%
Microsoft Corp.	2,000,000	267,920,000
Technology Hardware, Storage & Peripherals — 2.4%
Apple Inc.	780,003	154,378,194
Total Information Technology		854,698,829
Materials — 7.8%
Chemicals — 5.6%
Ecolab Inc.	539,080	106,435,955
Linde PLC	650,000	130,520,000
PPG Industries Inc.	1,075,000	125,463,250
Total Chemicals		362,419,205
Construction Materials — 1.5%
Vulcan Materials Co.	723,860	99,393,217
Containers & Packaging — 0.7%
International Paper Co.	1,026,200	44,454,984
Total Materials		506,267,406
Real Estate — 2.4%
Equity Real Estate Investment Trusts (REITs) — 2.4%
American Tower Corp.	770,070	157,440,812
Utilities — 3.2%
Electric Utilities — 1.3%
NextEra Energy Inc.	428,050	87,690,323

See Notes to Financial Statements.

6	ClearBridge Dividend Strategy Fund 2019 Semi-Annual Report

ClearBridge Dividend Strategy Fund

Security			Shares	Value
Multi-Utilities — 1.9%
Brookfield Infrastructure Partners LP			583,780	$25,067,513
WEC Energy Group Inc.			1,170,710	97,602,093
Total Multi-Utilities				122,669,606
Total Utilities				210,359,929
Total Common Stocks (Cost — $3,802,283,126)				6,230,085,288

	Rate	Maturity Date	Face Amount
Asset-Backed Securities — 0.0%
Finance America NIM Trust, 2004-1, A (Cost — $73,449)	5.250%	6/27/34	$73,417	1	*(a)(b)
Total Investments before Short-Term Investments (Cost — $3,802,356,575)				6,230,085,289

			Shares
Short-Term Investments — 4.4%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class (Cost — $285,960,498)	2.097%		285,960,498	285,960,498
Total Investments — 100.1% (Cost — $4,088,317,073)				6,516,045,787
Liabilities in Excess of Other Assets — (0.1)%				(5,185,039)
Total Net Assets — 100.0%				$6,510,860,748

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	The coupon payment on these securities is currently in default as of June 30, 2019.

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

See Notes to Financial Statements.

ClearBridge Dividend Strategy Fund 2019 Semi-Annual Report	7

Statement of assets and liabilities (unaudited)

June 30, 2019

Assets:
Investments, at value (Cost — $4,088,317,073)	$6,516,045,787
Cash	799,839
Dividends and interest receivable	8,090,515
Receivable for Fund shares sold	5,627,379
Receivable for securities sold	111,628
Prepaid expenses	99,511
Total Assets	6,530,774,659

Liabilities:
Payable for Fund shares repurchased	11,076,625
Investment management fee payable	3,437,205
Distributions payable	2,564,916
Service and/or distribution fees payable	902,942
Trustees’ fees payable	40,741
Accrued expenses	1,891,482
Total Liabilities	19,913,911
Total Net Assets	$6,510,860,748

Net Assets:
Par value (Note 7)	$2,640
Paid-in capital in excess of par value	3,943,914,997
Total distributable earnings (loss)	2,566,943,111
Total Net Assets	$6,510,860,748

See Notes to Financial Statements.

8	ClearBridge Dividend Strategy Fund 2019 Semi-Annual Report

Net Assets:
Class 1	$1,465,260,414
Class A	$3,388,551,036
Class C	$235,218,294
Class FI	$342,123
Class R	$46,995,169
Class I	$1,284,268,950
Class IS	$90,224,762

Shares Outstanding:
Class 1	59,706,412
Class A	138,153,715
Class C	9,736,204
Class FI	13,978
Class R	1,928,899
Class I	50,925,465
Class IS	3,573,556

Net Asset Value:
Class 1 (and redemption price)	$24.54
Class A (and redemption price)	$24.53
Class C*	$24.16
Class FI (and redemption price)	$24.48
Class R (and redemption price)	$24.36
Class I (and redemption price)	$25.22
Class IS (and redemption price)	$25.25
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75%)	$26.03

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

ClearBridge Dividend Strategy Fund 2019 Semi-Annual Report	9

Statement of operations (unaudited)

For the Six Months Ended June 30, 2019

Investment Income:
Dividends	$71,747,850
Interest	1,372,565
Less: Foreign taxes withheld	(1,145,496)
Total Investment Income	71,974,919

Expenses:
Investment management fee (Note 2)	19,962,577
Service and/or distribution fees (Notes 2 and 5)	5,464,591
Transfer agent fees (Note 5)	3,326,712
Trustees’ fees	198,219
Registration fees	85,837
Fund accounting fees	65,933
Shareholder reports	52,931
Insurance	33,437
Audit and tax fees	27,144
Legal fees	25,127
Custody fees	8,658
Miscellaneous expenses	19,674
Total Expenses	29,270,840
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(383)
Net Expenses	29,270,457
Net Investment Income	42,704,462

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions (Notes 1 and 3):
Net Realized Gain (Loss) From:
Investment transactions	137,779,940
Foreign currency transactions	(1,187)
Net Realized Gain	137,778,753
Change in Net Unrealized Appreciation (Depreciation) From Investments	893,941,636
Net Gain on Investments and Foreign Currency Transactions	1,031,720,389
Increase in Net Assets From Operations	$1,074,424,851

See Notes to Financial Statements.

10	ClearBridge Dividend Strategy Fund 2019 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended June 30, 2019 (unaudited) and the Year Ended December 31, 2018	2019	2018

Operations:
Net investment income	$42,704,462	$86,707,569
Net realized gain	137,778,753	358,260,700
Change in net unrealized appreciation (depreciation)	893,941,636	(740,276,218)
Increase (Decrease) in Net Assets From Operations	1,074,424,851	(295,307,949)

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(143,222,211)	(356,068,374)
Decrease in Net Assets From Distributions to Shareholders	(143,222,211)	(356,068,374)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	418,213,174	528,975,467
Reinvestment of distributions	140,444,040	348,980,177
Cost of shares repurchased	(554,473,456)	(905,847,713)
Increase (Decrease) in Net Assets From Fund Share Transactions	4,183,758	(27,892,069)
Increase (Decrease) in Net Assets	935,386,398	(679,268,392)

Net Assets:
Beginning of period	5,575,474,350	6,254,742,742
End of period	$6,510,860,748	$5,575,474,350

See Notes to Financial Statements.

ClearBridge Dividend Strategy Fund 2019 Semi-Annual Report	11

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class 1 Shares[1]	2019[2]	2018	2017	2016	2015	2014

Net asset value, beginning of period	$21.01	$23.53	$21.21	$19.01	$20.24	$18.25

Income (loss) from operations:
Net investment income	0.19	0.38	0.37	0.34	0.34	0.39
Net realized and unrealized gain (loss)	3.92	(1.45)	3.71	2.56	(1.22)	1.98
Total income (loss) from operations	4.11	(1.07)	4.08	2.90	(0.88)	2.37

Less distributions from:
Net investment income	(0.20)	(0.40)	(0.34)	(0.28)	(0.35)	(0.38)
Net realized gains	(0.38)	(1.05)	(1.42)	(0.42)	(0.00) [3]	—
Total distributions	(0.58)	(1.45)	(1.76)	(0.70)	(0.35)	(0.38)

Net asset value, end of period	$24.54	$21.01	$23.53	$21.21	$19.01	$20.24
Total return[4]	19.55%	(4.88)%	19.44%	15.32%	(4.35)%	13.11%

Net assets, end of period (millions)	$1,465	$1,282	$1,473	$1,344	$1,274	$1,466

Ratios to average net assets:
Gross expenses	0.77%[5]	0.77%	0.83%	0.86%	0.87%	0.88%
Net expenses[6]	0.77 [5]	0.77	0.83	0.86	0.87	0.88
Net investment income	1.59 [5]	1.62	1.60	1.70	1.74	2.05

Portfolio turnover rate	8%	14%	13%	9%	22%	14%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2019 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, effective December 1, 2017, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class 1 shares did not exceed 1.15%. In addition, the ratio of total annual fund operating expenses for Class 1 shares did not exceed the ratio of total annual fund operating expenses for Class A shares. These expense limitation arrangements cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent. Prior to December 1, 2017, the ratio of total annual fund operating expenses for Class 1 shares did not exceed the ratio of total annual fund operating expenses for Class A shares.

See Notes to Financial Statements.

12	ClearBridge Dividend Strategy Fund 2019 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class A Shares[1]	2019[2]	2018	2017	2016	2015	2014

Net asset value, beginning of period	$21.00	$23.52	$21.20	$19.00	$20.23	$18.24

Income (loss) from operations:
Net investment income	0.15	0.31	0.30	0.29	0.29	0.34
Net realized and unrealized gain (loss)	3.92	(1.45)	3.71	2.55	(1.23)	1.98
Total income (loss) from operations	4.07	(1.14)	4.01	2.84	(0.94)	2.32

Less distributions from:
Net investment income	(0.16)	(0.33)	(0.27)	(0.22)	(0.29)	(0.33)
Net realized gains	(0.38)	(1.05)	(1.42)	(0.42)	(0.00) [3]	—
Total distributions	(0.54)	(1.38)	(1.69)	(0.64)	(0.29)	(0.33)

Net asset value, end of period	$24.53	$21.00	$23.52	$21.20	$19.00	$20.23
Total return[4]	19.41%	(5.16)%	19.12%	15.03%	(4.63)%	12.81%

Net assets, end of period (millions)	$3,389	$2,836	$3,180	$2,820	$2,588	$3,295

Ratios to average net assets:
Gross expenses	1.05%[5]	1.06%	1.11%	1.14%	1.14%	1.16%
Net expenses[6]	1.05 [5,7]	1.06 [7]	1.11 [7]	1.14	1.14	1.16
Net investment income	1.30 [5]	1.34	1.32	1.43	1.46	1.76

Portfolio turnover rate	8%	14%	13%	9%	22%	14%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2019 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, effective December 1, 2017, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.15%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent. Prior to December 1, 2017, the expense limitation was 1.20%.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

ClearBridge Dividend Strategy Fund 2019 Semi-Annual Report	13

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class C Shares[1]	2019[2]	2018	2017	2016	2015	2014

Net asset value, beginning of period	$20.69	$23.19	$20.92	$18.77	$19.98	$18.02

Income (loss) from operations:
Net investment income	0.07	0.15	0.14	0.15	0.15	0.20
Net realized and unrealized gain (loss)	3.85	(1.43)	3.66	2.51	(1.20)	1.96
Total income (loss) from operations	3.92	(1.28)	3.80	2.66	(1.05)	2.16

Less distributions from:
Net investment income	(0.07)	(0.17)	(0.11)	(0.09)	(0.16)	(0.20)
Net realized gains	(0.38)	(1.05)	(1.42)	(0.42)	(0.00) [3]	—
Total distributions	(0.45)	(1.22)	(1.53)	(0.51)	(0.16)	(0.20)

Net asset value, end of period	$24.16	$20.69	$23.19	$20.92	$18.77	$19.98
Total return[4]	18.97%	(5.82)%	18.31%	14.20%	(5.25)%	12.03%

Net assets, end of period (millions)	$235	$295	$368	$369	$361	$394

Ratios to average net assets:
Gross expenses	1.76%[5]	1.75%	1.81%	1.83%	1.84%	1.85%
Net expenses[6]	1.76 [5,7]	1.75 [7]	1.81 [7]	1.83	1.84	1.85
Net investment income	0.62 [5]	0.65	0.62	0.73	0.77	1.07

Portfolio turnover rate	8%	14%	13%	9%	22%	14%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2019 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, effective December 1, 2017, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.90%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent. Prior to December 1, 2017, the expense limitation was 1.95%. Prior to August 3, 2015, the expense limitation was 2.00%.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

14	ClearBridge Dividend Strategy Fund 2019 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class FI Shares[1]	2019[2]	2018	2017	2016	2015	2014

Net asset value, beginning of period	$20.96	$23.49	$21.19	$18.98	$20.21	$18.24

Income (loss) from operations:
Net investment income	0.15	0.32	0.28	0.26	0.29	0.30
Net realized and unrealized gain (loss)	3.92	(1.45)	3.71	2.57	(1.22)	2.00
Total income (loss) from operations	4.07	(1.13)	3.99	2.83	(0.93)	2.30

Less distributions from:
Net investment income	(0.17)	(0.35)	(0.27)	(0.20)	(0.30)	(0.33)
Net realized gains	(0.38)	(1.05)	(1.42)	(0.42)	(0.00) [3]	—
Total distributions	(0.55)	(1.40)	(1.69)	(0.62)	(0.30)	(0.33)

Net asset value, end of period	$24.48	$20.96	$23.49	$21.19	$18.98	$20.21
Total return[4]	19.39%	(5.09)%	19.02%	14.98%	(4.60)%	12.70%

Net assets, end of period (000s)	$342	$181	$52	$26	$55	$67

Ratios to average net assets:
Gross expenses	0.99%[5]	1.07%	1.15%	1.24%	1.15%	1.23%
Net expenses[6]	0.99 [5]	1.07	1.15	1.20 [7]	1.13 [7]	1.21 [7]
Net investment income	1.31 [5]	1.40	1.24	1.28	1.47	1.57

Portfolio turnover rate	8%	14%	13%	9%	22%	14%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2019 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 1.15%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent. Prior to December 1, 2017, the expense limitation was 1.20%. Prior to August 3, 2015, the expense limitation was 1.25%.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

ClearBridge Dividend Strategy Fund 2019 Semi-Annual Report	15

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class R Shares[1]	2019[2]	2018	2017	2016	2015	2014

Net asset value, beginning of period	$20.86	$23.37	$21.10	$18.94	$20.18	$18.23

Income (loss) from operations:
Net investment income	0.11	0.24	0.23	0.23	0.25	0.21
Net realized and unrealized gain (loss)	3.90	(1.44)	3.69	2.56	(1.23)	2.03
Total income (loss) from operations	4.01	(1.20)	3.92	2.79	(0.98)	2.24

Less distributions from:
Net investment income	(0.13)	(0.26)	(0.23)	(0.21)	(0.26)	(0.29)
Net realized gains	(0.38)	(1.05)	(1.42)	(0.42)	(0.00) [3]	—
Total distributions	(0.51)	(1.31)	(1.65)	(0.63)	(0.26)	(0.29)

Net asset value, end of period	$24.36	$20.86	$23.37	$21.10	$18.94	$20.18
Total return[4]	19.15%	(5.41)%	18.76%	14.78%	(4.83)%	12.40%

Net assets, end of period (000s)	$46,995	$42,214	$46,035	$14,551	$1,705	$1,178

Ratios to average net assets:
Gross expenses	1.37%[5]	1.38%	1.43%	1.37%	1.42%	1.58%
Net expenses[6]	1.37 [5]	1.38	1.40 [7]	1.37	1.34 [7]	1.47 [7]
Net investment income	0.99 [5]	1.02	1.02	1.15	1.28	1.12

Portfolio turnover rate	8%	14%	13%	9%	22%	14%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2019 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, effective August 3, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.40%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent. Prior to August 3, 2015, the expense limitation was 1.50%.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

16	ClearBridge Dividend Strategy Fund 2019 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2019[2]	2018	2017	2016	2015	2014

Net asset value, beginning of period	$21.58	$24.13	$21.71	$19.44	$20.69	$18.65

Income (loss) from operations:
Net investment income	0.19	0.40	0.37	0.36	0.36	0.39
Net realized and unrealized gain (loss)	4.03	(1.49)	3.81	2.61	(1.26)	2.04
Total income (loss) from operations	4.22	(1.09)	4.18	2.97	(0.90)	2.43

Less distributions from:
Net investment income	(0.20)	(0.41)	(0.34)	(0.28)	(0.35)	(0.39)
Net realized gains	(0.38)	(1.05)	(1.42)	(0.42)	(0.00) [3]	—
Total distributions	(0.58)	(1.46)	(1.76)	(0.70)	(0.35)	(0.39)

Net asset value, end of period	$25.22	$21.58	$24.13	$21.71	$19.44	$20.69
Total return[4]	19.57%	(4.85)%	19.45%	15.37%	(4.32)%	13.18%

Net assets, end of period (millions)	$1,284	$1,091	$1,144	$976	$845	$928

Ratios to average net assets:
Gross expenses	0.73%[5]	0.74%	0.84%	0.84%	0.85%	0.82%
Net expenses[6]	0.73 [5]	0.74	0.84	0.84	0.82 [7]	0.82
Net investment income	1.63 [5]	1.66	1.59	1.72	1.80	2.05

Portfolio turnover rate	8%	14%	13%	9%	22%	14%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2019 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, effective December 1, 2017, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent. Prior to December 1, 2017, the expense limitation was 0.85%. Prior to August 3, 2015, the expense limitation was 1.00%.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

ClearBridge Dividend Strategy Fund 2019 Semi-Annual Report	17

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class IS Shares[1]	2019[2]	2018	2017	2016	2015	2014

Net asset value, beginning of period	$21.61	$24.16	$21.73	$19.45	$20.70	$18.65

Income (loss) from operations:
Net investment income	0.19	0.41	0.39	0.35	0.37	0.41
Net realized and unrealized gain (loss)	4.04	(1.49)	3.82	2.65	(1.26)	2.03
Total income (loss) from operations	4.23	(1.08)	4.21	3.00	(0.89)	2.44

Less distributions from:
Net investment income	(0.21)	(0.42)	(0.36)	(0.30)	(0.36)	(0.39)
Net realized gains	(0.38)	(1.05)	(1.42)	(0.42)	(0.00) [3]	—
Total distributions	(0.59)	(1.47)	(1.78)	(0.72)	(0.36)	(0.39)

Net asset value, end of period	$25.25	$21.61	$24.16	$21.73	$19.45	$20.70
Total return[4]	19.58%	(4.79)%	19.60%	15.52%	(4.28)%	13.21%

Net assets, end of period (000s)	$90,225	$28,125	$30,580	$3,349	$12	$13

Ratios to average net assets:
Gross expenses	0.68%[5]	0.68%	0.73%	0.74%	0.89%	0.99%
Net expenses[6]	0.68 [5]	0.68	0.73	0.74	0.78 [7]	0.82 [7]
Net investment income	1.57 [5]	1.72	1.66	1.65	1.82	2.10

Portfolio turnover rate	8%	14%	13%	9%	22%	14%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2019 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, effective December 1, 2017, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.70%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent. Prior to December 1, 2017, the expense limitation was 0.75%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. Prior to August 3, 2015, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

18	ClearBridge Dividend Strategy Fund 2019 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

ClearBridge Dividend Strategy Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments

ClearBridge Dividend Strategy Fund 2019 Semi-Annual Report	19

Notes to financial statements (unaudited) (cont’d)

owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

20	ClearBridge Dividend Strategy Fund 2019 Semi-Annual Report

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments†:
Common stocks	$6,230,085,288	—	—	$6,230,085,288
Asset-backed securities	—	$1	—	1
Total long-term investments	6,230,085,288	1	—	6,230,085,289
Short-term investments†	285,960,498	—	—	285,960,498
Total investments	$6,516,045,786	$1	—	$6,516,045,787

†	See Schedule of Investments for additional detailed categorizations.

(b) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(c) Credit and market risk. Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of

ClearBridge Dividend Strategy Fund 2019 Semi-Annual Report	21

Notes to financial statements (unaudited) (cont’d)

underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(d) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(e) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(f) REIT distributions. The character of distributions received from Real Estate Investment Trusts (‘‘REITs’’) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

(g) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared and paid on a quarterly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

22	ClearBridge Dividend Strategy Fund 2019 Semi-Annual Report

(h) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(i) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(j) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2018, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(k) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and ClearBridge Investments, LLC (“ClearBridge”) is the Fund’s subadviser. Western Asset Management Company, LLC (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. LMPFA, ClearBridge and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

ClearBridge Dividend Strategy Fund 2019 Semi-Annual Report	23

Notes to financial statements (unaudited) (cont’d)

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1 billion	0.700%
Next $1 billion	0.680
Next $3 billion	0.650
Next $5 billion	0.600
Over $10 billion	0.550

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund, except for the management of the portion of the cash and short-term instruments allocated to Western Asset. For their services, LMPFA pays ClearBridge and Western Asset monthly an aggregate fee equal to 70% of the net management fee it receives from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class 1, Class A, Class C, Class FI, Class R, Class I and Class IS shares did not exceed 1.15%, 1.15%, 1.90%, 1.15%, 1.40%, 0.80% and 0.70%, respectively. In addition, the ratio of total annual fund operating expenses for Class 1 and Class IS shares did not exceed the ratio of total annual fund operating expenses for Class A and Class I shares, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent.

During the six months ended June 30, 2019, fees waived and/or expenses reimbursed amounted to $383.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 5.75% for Class A shares. Class C shares have a 1.00% CDSC, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold

24	ClearBridge Dividend Strategy Fund 2019 Semi-Annual Report

by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended June 30, 2019, sales charges retained by and CDSCs paid to LMIS and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$598,188	—
CDSCs	6,524	$3,033

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended June 30, 2019, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$464,711,771
Sales	714,157,145

At June 30, 2019, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$4,088,317,073	$2,490,178,462	$(62,449,748)	$2,427,728,714

4. Derivative instruments and hedging activities

During the six months ended June 30, 2019, the Fund did not invest in derivative instruments.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C, Class FI and Class R shares calculated at the annual rate of 0.25%, 1.00%, 0.25% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

ClearBridge Dividend Strategy Fund 2019 Semi-Annual Report	25

Notes to financial statements (unaudited) (cont’d)

For the six months ended June 30, 2019, class specific expenses were as follows:

	Service and/or Distribution Fees		Transfer Agent Fees
Class 1	—		$705,397
Class A	$3,933,216	†	2,074,049
Class C	1,417,538	†	126,116
Class FI	259		72
Class R	113,578		44,908
Class I	—		375,522
Class IS	—		648
Total	$5,464,591		$3,326,712

†

Amounts shown are exclusive of expense reimbursements. For the six months ended June 30, 2019, the service and/or distribution fees reimbursed amounted to $177 and $206 for Class A and Class C shares, respectively.

For the six months ended June 30, 2019, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class 1	—
Class A	$177
Class C	206
Class FI	—
Class R	—
Class I	—
Class IS	—
Total	$383

6. Distributions to shareholders by class

	Six Months Ended June 30, 2019	Year Ended December 31, 2018
Net Investment Income:
Class 1	$11,570,183	$24,132,085
Class A	21,964,317	44,146,178
Class B1	—	—
Class C	864,640	2,470,962
Class FI	1,882	1,091
Class R	240,417	525,774
Class I	9,971,107	19,825,023
Class IS	487,715	597,363
Total	$45,100,261	$91,698,476

26	ClearBridge Dividend Strategy Fund 2019 Semi-Annual Report

	Six Months Ended June 30, 2019	Year Ended December 31, 2018
Net Realized Gains:
Class 1	$22,156,286	$61,018,775
Class A	51,349,388	135,044,742
Class B1	—	—
Class C	3,634,428	14,305,710
Class FI	5,208	3,765
Class R	716,608	2,041,891
Class I	18,932,115	50,435,111
Class IS	1,327,917	1,519,904
Total	$98,121,950	$264,369,898

[1]	On January 30, 2018, the Fund converted its Class B shares into Class A shares.

7. Shares of beneficial interest

At June 30, 2019, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2019		Year Ended December 31, 2018
	Shares	Amount	Shares	Amount
Class 1
Shares issued on reinvestment	1,391,925	$33,960,284	3,791,973	$85,143,642
Shares repurchased	(2,701,081)	(63,816,422)	(5,387,896)	(125,841,515)
Net decrease	(1,309,156)	$(29,856,138)	(1,595,923)	$(40,697,873)

Class A
Shares sold	8,427,725	$201,434,114	10,138,056	$237,025,032
Shares issued on reinvestment	2,960,546	72,259,272	7,874,368	176,619,515
Shares repurchased	(8,283,849)	(195,161,015)	(18,172,081)	(424,441,904)
Net increase (decrease)	3,104,422	$78,532,371	(159,657)	$(10,797,357)

Class B1
Shares sold	—	—	134	$3,157
Shares repurchased	—	—	(572,490)	(13,758,359)
Net decrease	—	—	(572,356)	$(13,755,202)

ClearBridge Dividend Strategy Fund 2019 Semi-Annual Report	27

Notes to financial statements (unaudited) (cont’d)

	Six Months Ended June 30, 2019		Year Ended December 31, 2018
	Shares	Amount	Shares	Amount
Class C
Shares sold	416,807	$9,661,792	941,631	$21,256,614
Shares issued on reinvestment	175,575	4,223,848	726,276	16,020,524
Shares repurchased	(5,131,617)	(121,803,033)	(3,245,248)	(74,619,236)
Net decrease	(4,539,235)	$(107,917,393)	(1,577,341)	$(37,342,098)

Class FI
Shares sold	6,467	$158,005	7,704	$165,317
Shares issued on reinvestment	291	7,090	217	4,856
Shares repurchased	(1,428)	(32,291)	(1,500)	(33,616)
Net increase	5,330	$132,804	6,421	$136,557

Class R
Shares sold	39,239	$926,697	212,007	$4,894,462
Shares issued on reinvestment	39,296	953,203	114,706	2,554,630
Shares repurchased	(172,888)	(4,066,362)	(273,020)	(6,400,579)
Net increase (decrease)	(94,353)	$(2,186,462)	53,693	$1,048,513

Class I
Shares sold	5,663,995	$136,766,087	10,821,390	$258,094,337
Shares issued on reinvestment	1,086,935	27,250,169	2,888,085	66,554,901
Shares repurchased	(6,399,222)	(154,614,175)	(10,554,126)	(252,472,912)
Net increase	351,708	$9,402,081	3,155,349	$72,176,326

Class IS
Shares sold	2,839,875	$69,266,479	310,353	$7,536,548
Shares issued on reinvestment	71,048	1,790,174	90,157	2,082,109
Shares repurchased	(639,090)	(14,980,158)	(364,754)	(8,279,592)
Net increase	2,271,833	$56,076,495	35,756	$1,339,065

[1]

On January 30, 2018, the Fund converted 484,597 Class B shares into 476,471 Class A shares, valued at $11,649,717. These amounts are reflected in the Class A shares sold and Class B shares repurchased, respectively.

8. Recent accounting pronouncement

The Fund has adopted the disclosure provisions of the Financial Accounting Standards Board Accounting Standards Update No. 2018-13, Fair Value Measurement (Topic 820) — Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”) which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13. The impact of the Fund’s adoption was limited to changes in the Fund’s financial statement

28	ClearBridge Dividend Strategy Fund 2019 Semi-Annual Report

disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy.

ClearBridge Dividend Strategy Fund 2019 Semi-Annual Report	29

ClearBridge

Dividend Strategy Fund

Trustees

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

Althea L. Duersten

Stephen R. Gross*

Susan M. Heilbron*

Frank G. Hubbard

Howard J. Johnson

Chairman

Jerome H. Miller

Ken Miller

Thomas F. Schlafly

Jane Trust

*	Effective February 6, 2019, Mr. Gross and Ms. Heilbron became Trustees.

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

ClearBridge Investments, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

The Bank of New York Mellon

Transfer agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

ClearBridge Dividend Strategy Fund

The Fund is a separate investment series of Legg Mason Partners Equity Trust, a Maryland statutory trust.

ClearBridge Dividend Strategy Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Previously, the Fund filed a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-PORT and N-Q are available on the SEC’s website at www.sec.gov. To obtain information on Forms N-PORT and N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of ClearBridge Dividend Strategy Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2019 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Funds at 1-877-721-1926.

Revised April 2018

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2019 Legg Mason Investor Services, LLC Member FINRA, SIPC

FDXX011849 8/19 SR19-3680

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Equity Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 20, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 20, 2019

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	August 20, 2019